Summary of Significant Accounting Policies (Details 6) (Predecessor, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trade name
Intangible assets
Impairment of intangible assets	$ 0	$ 0
Database
Intangible assets
Estimated useful life	10 years
Database | Weighted average
Intangible assets
Estimated useful life	8 years
Non-compete agreements
Intangible assets
Estimated useful life	3 years
Non-compete agreements | Weighted average
Intangible assets
Estimated useful life	2 years
Customer relationships | Minimum
Intangible assets
Estimated useful life	3 years
Customer relationships | Maximum
Intangible assets
Estimated useful life	15 years
Customer relationships | Weighted average
Intangible assets
Estimated useful life	5 years
Domain names
Intangible assets
Estimated useful life	10 years
Domain names | Weighted average
Intangible assets
Estimated useful life	10 years